CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Common stock dividend declared (in USD per share)	$ 0.11	$ 0.08